ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Accounts receivable (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET PREMIUMS EARNED
Balances at the beginning of the period		S/ 791,704	S/ 842,043	S/ 715,695
Reported claims of premiums ceded, Note 26		283,041	321,375	367,969
Reserve risk in progress of premiums ceded, Note 25(a)(**)		23,186	(14,935)	34,709
Premiums assumed			668	5,882
Settled claims of premiums ceded by reinsurance contracts		(229,729)	(226,769)	(238,936)
Collections and others, net	[1]	51,217	(130,678)	(43,276)
Balances at the end of the period		S/ 919,419	S/ 791,704	S/ 842,043

[1]	As of December 31, 2020, the balance consists of collections made to reinsurers, which were reduced by S/10.0 million, as well as the effect of exchange difference for approximately S/55.0 million; As of December 31, 2019, collections made amounted to S/ 115.0 million and the effect of exchange difference for S/ (4.4) million.